Supplemental Expense Information	12 Months Ended
Mar. 31, 2012
Supplemental Expense Information

18. SUPPLEMENTAL EXPENSE INFORMATION

The following table presents the amounts of research and development expenses, advertising costs, shipping and handling costs, and depreciation and amortization included in cost of revenues and selling, general, and administrative expenses:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Research and development expenses	¥27,856	¥25,042	¥25,241
Advertising costs	6,979	7,178	7,658
Shipping and handling costs	40,033	37,836	36,497
Depreciation and amortization	23,861	26,517	28,903

Other operating income for the year ended March 31, 2012 included a gain from disposal of fixed assets of ¥6,693 million, a loss from impairment of long-lived assets of ¥1,531, a loss resulting from the 2011 Thailand Flood of ¥3,852 million and a gain from related insurance proceeds of ¥3,144 million.

The 2011 Thailand Flood submerged one of the consolidated subsidiary’s plants in Thailand, damaged its inventories and fixed assets and brought the plant to a temporary shutdown. The main components of the disaster related losses were a loss from a disposal of inventories and fixed assets and fixed costs incurred during the shutdown.

Other operating expenses for the year ended March 31, 2011 included a loss resulting from the Great East Japan Earthquake of ¥2,544 million and a loss from a disposal of fixed assets of ¥844 million.

The recorded expenses for the disaster related losses from the Great East Japan Earthquake, which occurred on March 11, 2011 were estimated based on information available to the Company as of the reporting date of financial statements.

The Great East Japan Earthquake struck the east part of Japan and negatively impacted the operations. The parent company and some of its domestic subsidiaries sustained damage to property and equipment, which brought certain plants to a temporary shutdown. The main components of the disaster related losses were provision for credit losses, fixed costs during the shutdown, repair costs for damaged property and equipment and a special donation to the Japan Red Cross.

The repair costs, which were expected to be incurred in the subsequent periods, were not recorded as expenses.